Derivative Instruments and Hedging Activities - Commitment of Cross Currency Swaps (Detail) - Cross Currency Interest Rate Contract [Member] kr in Thousands, $ in Thousands	3 Months Ended
	Jun. 30, 2019 USD ($)	Jun. 30, 2019 NOK (kr)
Derivative [Line Items]
Fair Value / Carrying Amount of Asset / (Liability)	$ (31,006)
NIBOR | Six Point Zero Margin [Member]
Derivative [Line Items]
Notional Amount	$ 146,500	kr 1,200,000
Receivable Margin	6.00%	6.00%
Derivative, Fixed Interest Rate	7.72%	7.72%
Fair Value / Carrying Amount of Asset / (Liability)	$ (5,785)
Remaining Term (years)	2 years 3 months 18 days
NIBOR | 4.60%
Derivative [Line Items]
Notional Amount	$ 102,000	kr 850,000
Receivable Margin	4.60%	4.60%
Derivative, Fixed Interest Rate	7.89%	7.89%
Fair Value / Carrying Amount of Asset / (Liability)	$ (8,088)
Remaining Term (years)	4 years 2 months 12 days
NIBOR | Three Point Seven Zero Margin [Member]
Derivative [Line Items]
Notional Amount	$ 134,000	kr 1,000,000
Receivable Margin	3.70%	3.70%
Derivative, Fixed Interest Rate	5.92%	5.92%
Fair Value / Carrying Amount of Asset / (Liability)	$ (17,133)
Remaining Term (years)	10 months 24 days